PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 8:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2012	2011

Cost:

Lab equipment	$8,134	$10,841
Computers and peripheral equipment	16,910	7,604
Office furniture and equipment	606	439
Leasehold improvements	703	596

	26,353	19,480
Accumulated depreciation:

Lab equipment	5,093	7,814
Computers and peripheral equipment	13,770	5,687
Office furniture and equipment	358	241
Leasehold improvements	523	386

	19,744	14,128

Depreciated cost	$6,609	$5,352

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was $ 3,120, $ 2,754 and $ 2,577, respectively.